Related Party Transactions/Disclosures - Summary of Transactions and outstanding balances of related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 25,146
Convertible Loans taken	4,301,855	$ 2,627,543
Key Management Personnel			$ 1,183,437	$ 968,782
Stock-based compensation			3,047,505	39,501,701
Consulting fees			1,014,926	980,805
Director remuneration			657,647	650,193
Management remuneration			5,903,515	42,101,481
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues				3,225
Loans Repaid		250,000	250,000
Convertible promissory notes	1,250,000
Stock-based compensation	1,250,000		756,944	33,374,018
Consulting fees	150,000	150,000	300,000	300,000
Steve Perry [Member]
Related Party Transaction [Line Items]
Convertible Loans taken			132,269
Loans Taken		125,000
Stock-based compensation				2,449,787
Director remuneration	46,157	49,212	92,521	93,329
Stephen Perry [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	63,500
Peter Vesco [Member]
Related Party Transaction [Line Items]
Stock-based compensation	100,000		60,556
Consulting fees	189,749	184,627	414,926	380,805
Arthur Yao [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	93,750
Stock-based compensation	100,000		60,556
Consulting fees	150,000	150,000	300,000	300,000
Adam Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	31,250
John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	19,844
Dan Wagner [Member]
Related Party Transaction [Line Items]
Loans Taken			191,405
Reimbursement of expenses	50,000	79,180
Key Management Personnel	151,799	147,702	296,067	298,654
Salman Ahmad [Member]
Related Party Transaction [Line Items]
Key Management Personnel	113,849	110,776	222,535	207,395
Richard Burchill [Member]
Related Party Transaction [Line Items]
Key Management Personnel	139,149	135,393	271,395	273,761
Stock-based compensation	673,282	673,282	1,326,703
Sauvik Banerjee [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	27,413
Key Management Personnel	195,075	115,682	393,440	188,972
Stock-based compensation	345,896	345,896	842,746
Derek Smith [Member]
Related Party Transaction [Line Items]
Stock-based compensation				3,677,896
Director remuneration	46,157	49,212	92,521	93,329
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues		20
Loans Taken		4,000,000	5,587,343
Rezolve China [Member]
Related Party Transaction [Line Items]
Business development expenses		570,917	777,161	7,136,168
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	79,250
Director remuneration	184,627	200,129	380,084	376,428
Sir David Wright [Member]
Related Party Transaction [Line Items]
Director remuneration	$ 46,157	$ 49,212	92,521	87,107
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Key Management Personnel			789,997	779,810
Stock-based compensation			2,083,647	39,501,701
Consulting fees			300,000	300,000
Director remuneration			657,647	650,193
Management remuneration			3,831,291	41,231,704
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Key Management Personnel			393,440	188,972
Stock-based compensation			963,858
Consulting fees			714,926	680,805
Director remuneration			0
Management remuneration			$ 2,072,224	$ 869,777